UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Bond Fund
Class A / CNDAX
Semi-Annual Shareholder Report | October 31, 2025
This
semi-annual shareholder report
contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 41	0.80% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.
As a result of the Reorganization, Class A incurred 0.06% in reorganizational expenses, which had an impact of a 0.06% increase to the net expense ratio during the current reporting period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Class A

|

SSR121_01_(12/25)

Columbia Bond Fund
Institutional Class / UMMGX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 26	0.51% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on
September
5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about
Ma
rch 16, 2026.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Institutional Class

|

SSR121_08_(12/25)

Columbia Bond Fund
Institutional 2 Class / CNFRX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.46% (a)
(a)	Annualized .
Key Fund Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.
Availability of Additional Information
For additional information about the Fund,
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fun
d is distr
ibuted by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle
Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Institutional 2 Class

|

SSR121_15_(12/25)

Columbia Bond Fund
Institutional 3 Class / CBFYX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 21	0.40% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Institutional 3 Class

|

SSR121_17_(12/25)

Columbia Bond Fund
Class S / UMMDX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 26	0.51% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning
of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management
Invest
ment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Class S

|

SSR121_16_(12/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Bond Fund
Semi-Annual Financial Statements and Additional Information
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Bond Fund | 2025

Portfolio of Investments
October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 14.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	884,169	891,369
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	838,190	840,363
Series 2025-1A Class A
06/20/2029	5.380%	1,190,838	1,179,841
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	482,304	482,832
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	4.737%	2,406,136	2,403,129
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	5,700,000	5,700,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.964%	665,299	665,251
Ballyrock CLO Ltd.(a),(b)
Series 2025-30A Class A2
3-month Term SOFR + 1.650% Floor 1.650% 10/25/2038	5.875%	9,250,000	9,261,119
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.914%	8,000,000	8,002,888
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	229,924	229,961
CIFC Funding Ltd.(a),(b)
Series 2019-4A Class A2R2
3-month Term SOFR + 1.650% Floor 1.650% 07/15/2038	5.555%	4,295,000	4,314,048
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	4,090,000	4,111,597
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	127,945	128,042
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% 04/15/2031	5.136%	243,116	243,165
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	2,537,016	2,543,888
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	5,130,000	5,124,254
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	5.202%	4,750,000	4,758,659
Elmwood CLO Ltd.(a),(b)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	5.530%	14,000,000	14,013,566
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	1,197,084	1,198,024
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	2,607,781	2,596,815
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,239,463	1,249,435
Series 2024-4A Class A2
12/17/2029	4.430%	2,605,775	2,611,013
Greenacre Park CLO LLC(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	5.584%	7,000,000	7,001,169
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2 Class A2
06/25/2060	4.930%	2,488,508	2,494,441
Huntington Bank Auto Credit-Linked Notes(a)
Series 2025-2 Class B1
09/20/2033	4.835%	14,168,588	14,222,817
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	1,727,423	1,724,618
Series 2025-2A Class A2
05/15/2030	5.180%	4,850,000	4,845,458
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	5.075%	4,799,488	4,801,585
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.434%	4,682,585	4,685,605
MPOWER Education Trust(a),(c),(d)
Series 2025-1 Class A
12/22/2042	6.250%	8,000,000	8,000,000
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	2,758,583	2,793,572
Navient Refinance Loan Trust(a)
Series 2025-B Class A
09/15/2055	4.720%	6,100,000	6,103,870
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	187,512	187,943
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.115%	221,449	221,468
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	5.569%	3,223,225	3,228,689
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	480,547	480,270
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	1,663,119	1,629,292
Pagaya Ai Debt Grantor Trust(a)
Series 2024-9 Class A
03/15/2032	5.065%	1,705,487	1,707,696
Pagaya AI Debt Grantor Trust(a)
Series 2024-10 Class A
06/15/2032	5.183%	1,471,999	1,474,171
Series 2025-1 Class A2
07/15/2032	5.156%	3,162,361	3,184,421
Series 2025-5 Class B
03/15/2033	5.440%	3,700,000	3,729,327
Series 2025-6 Class B
04/15/2033	4.883%	3,950,000	3,948,235
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-R2 Class A
10/15/2032	4.865%	7,146,483	7,159,528
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	2,821,181	2,840,669
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	1,492,951	1,506,048
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	2,386,496	2,394,599
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	1,694,754	1,698,835
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,302,575	1,315,665
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,177,926	1,192,414
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	1,116,266	1,126,675
Series 2024-3 Class A
10/15/2031	6.258%	528,204	530,982
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	227,614	228,109
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	711,921	715,559
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	3,255,534	3,293,094
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	5.718%	2,800,000	2,805,572
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	713,865	715,864
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	650,702	651,626
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	1,485,016	1,487,973
Series 2024-3A Class A
03/25/2033	5.281%	1,940,803	1,946,672
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	463,905	459,853
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	988,196	994,475
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	217,795	217,896
SMB Private Education Loan Trust(a)
Series 2015-A Class B
10/16/2045	3.500%	1,005,797	1,003,960
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	8,533	8,539
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	2,715,610	2,716,179
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	4,362,300	4,373,076
Series 2025-ST5 Class A
09/15/2032	4.794%	3,052,274	3,056,238
Series 2025-ST6 Class A
10/15/2032	4.611%	3,794,799	3,795,243
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	690,422	691,352
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	929,936	932,002
Series 2025-3 Class A1
08/20/2026	4.503%	2,300,354	2,301,529
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	293,272	293,507
Series 2024-3A Class A2A
09/15/2027	4.820%	903,168	904,671
Total Asset-Backed Securities — Non-Agency (Cost $202,017,659)			202,372,310

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	988,323
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,006,971)			988,323

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	6.200%	2,800,000	2,807,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.356%	5,700,000	5,696,445
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	362,707	362,058
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,664,088
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	157,505
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	1,512,165	1,472,459
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	4,451,182	4,333,686
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	5.647%	5,000,000	4,843,870
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,964,901	2,818,474
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,968,901
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.297%	2,350,000	2,333,842
STAR Trust(a),(b)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.551%	6,000,000	6,016,346
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,870,063
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $51,802,015)			49,344,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(f)	3	15
Total Consumer Staples		15
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	87
Total Energy		87
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	2,061
Total Financials		2,061
Total Common Stocks (Cost $—)		2,163

Corporate Bonds & Notes 20.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
BAE Systems PLC(a)
03/26/2029	5.125%	997,000	1,027,042
02/15/2031	1.900%	1,400,000	1,236,127
Boeing Co. (The)
08/01/2059	3.950%	2,070,000	1,489,210
L3Harris Technologies, Inc.
01/15/2027	5.400%	5,070,000	5,144,741
07/31/2033	5.400%	686,000	715,137
Lockheed Martin Corp.
08/15/2030	4.400%	966,000	975,479
Northrop Grumman Corp.
02/01/2027	3.200%	541,000	535,727
02/01/2029	4.600%	2,608,000	2,648,940
Raytheon Technologies Corp.
03/15/2027	3.500%	4,962,000	4,926,499
03/15/2032	2.375%	2,441,000	2,163,605
Total			20,862,507
Banking 5.7%
Bank of America Corp.(g)
10/24/2031	1.922%	4,989,000	4,449,640
07/21/2032	2.299%	1,305,000	1,161,006
10/20/2032	2.572%	5,054,000	4,545,578
02/04/2033	2.972%	5,600,000	5,106,002
Subordinated
09/21/2036	2.482%	2,979,000	2,595,228
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(g)
09/11/2031	4.503%	11,139,000	11,153,073
09/11/2036	5.174%	9,000	9,115
Goldman Sachs Group, Inc. (The)(g)
10/21/2031	4.369%	2,995,000	2,984,316
10/21/2032	2.650%	1,630,000	1,464,721
HSBC Holdings PLC(g),(h)
11/06/2031	4.619%	4,461,000	4,466,198
11/06/2036	5.358%	200,000	199,926
HSBC Holdings PLC(g)
05/24/2032	2.804%	2,558,000	2,327,707
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	7,991,000	8,194,951
10/22/2030	4.603%	76,000	76,997
01/24/2031	5.140%	1,246,000	1,287,624
10/22/2031	4.255%	907,000	903,900
11/08/2032	2.545%	7,622,000	6,859,813
Morgan Stanley(g)
10/18/2030	4.654%	1,366,000	1,382,762
Subordinated
09/16/2036	2.484%	1,970,000	1,716,809
Morgan Stanley Private Bank NA(g)
07/18/2031	4.734%	3,542,000	3,596,680
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	418,000	472,962
Royal Bank of Canada(g)
08/06/2029	4.498%	3,180,000	3,204,522
10/18/2030	4.650%	775,000	784,769
02/04/2031	5.153%	443,000	456,104
08/06/2031	4.696%	3,778,000	3,827,135
US Bancorp(g)
06/12/2034	5.836%	830,000	885,014
Wells Fargo & Co.(g)
04/23/2031	5.150%	489,000	504,342
07/25/2034	5.557%	2,772,000	2,908,502
Total			77,525,396
Cable and Satellite 0.2%
Charter Communications Operating LLC
12/01/2061	4.400%	1,640,000	1,110,673
06/30/2062	3.950%	1,900,000	1,175,566
Comcast Corp.
03/01/2026	3.150%	937,000	933,896
Total			3,220,135
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,200,000	1,206,926
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,777,603
Total			2,984,529
Electric 1.3%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	976,890
Dominion Energy, Inc.
03/15/2035	5.450%	1,231,000	1,264,224
DTE Energy Co.
07/01/2027	4.950%	1,375,000	1,391,798
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,342,393
08/15/2052	5.000%	815,000	737,058
Duke Energy Indiana LLC
04/01/2053	5.400%	192,000	187,899
Edison International
11/15/2028	5.250%	1,441,000	1,450,452
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,777,000	6,851,289
Pacific Gas and Electric Co.
07/01/2050	4.950%	2,780,000	2,388,435
Total			17,590,438
Food and Beverage 2.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	412,000	415,049
05/15/2038	5.150%	1,580,000	1,498,684
05/15/2048	5.300%	2,660,000	2,421,995
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	3,797,000	3,846,835
Campbell Soup Co.
03/23/2035	4.750%	4,340,000	4,208,098
Constellation Brands, Inc.
08/01/2029	3.150%	3,528,000	3,391,918
11/01/2035	4.950%	1,245,000	1,226,302
Diageo Investment Corp.
08/15/2030	5.125%	4,211,000	4,363,724
General Mills, Inc.
01/30/2027	4.700%	726,000	731,571
Heineken NV(a)
01/29/2028	3.500%	2,040,000	2,018,583
Kraft Heinz Foods Co.
06/01/2026	3.000%	2,415,000	2,396,292
Mars, Inc.(a)
04/20/2028	4.550%	6,400,000	6,474,699
03/01/2035	5.200%	3,291,000	3,378,459
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	1,426,000	1,439,484
Total			37,811,693
Health Care 1.2%
CVS Health Corp.
03/25/2038	4.780%	3,697,000	3,470,182
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,661,000	3,767,816
HCA, Inc.
09/01/2030	3.500%	9,794,000	9,401,387
Total			16,639,385
Healthcare Insurance 0.5%
UnitedHealth Group, Inc.
01/15/2031	4.650%	880,000	893,273
04/15/2031	4.900%	1,711,000	1,754,303
04/15/2034	5.000%	3,142,000	3,195,814
04/15/2054	5.375%	437,000	419,858
07/15/2064	5.750%	560,000	559,210
Total			6,822,458
Independent Energy 0.3%
APA Corp.
02/15/2055	6.750%	1,374,000	1,371,113
Occidental Petroleum Corp.
08/01/2027	5.000%	527,000	534,514
10/01/2054	6.050%	2,520,000	2,460,049
Total			4,365,676
Integrated Energy 0.2%
BP Capital Markets America, Inc.
11/17/2027	5.017%	2,585,000	2,635,180
Life Insurance 0.4%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	8,000	8,272
Met Tower Global Funding(a)
10/01/2027	4.000%	1,551,000	1,550,707
04/12/2029	5.250%	1,723,000	1,784,575
Principal Life Global Funding II(a)
01/09/2028	4.800%	885,000	895,558
11/27/2029	4.950%	536,000	547,814
Total			4,786,926
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
Meta Platforms, Inc.(h)
11/15/2035	4.875%	1,094,000	1,097,130
11/15/2055	5.625%	1,540,000	1,528,159
11/15/2065	5.750%	1,696,000	1,678,320
Total			4,303,609
Midstream 0.3%
Enbridge, Inc.
04/05/2027	5.250%	1,905,000	1,933,500
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	1,396,000	1,334,819
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	304,000	260,363
Western Midstream Operating LP
01/15/2029	6.350%	696,000	732,112
Total			4,260,794
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	981,000	950,970
07/15/2035	5.350%	3,610,000	3,681,273
Southern Co Gas Capital Corp.
09/15/2028	4.050%	1,241,000	1,238,642
Total			5,870,885
Pharmaceuticals 1.8%
AbbVie, Inc.
03/15/2029	4.800%	7,565,000	7,739,949
11/21/2029	3.200%	2,090,000	2,017,170
Amgen, Inc.
03/02/2063	5.750%	2,491,000	2,489,273
Gilead Sciences, Inc.
03/01/2026	3.650%	9,376,000	9,361,007
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	2,980,000	2,983,976
Total			24,591,375
Railroads 0.5%
Canadian Pacific Railway Co.
12/02/2031	2.450%	5,761,000	5,134,351
Norfolk Southern Corp.
06/15/2026	2.900%	1,398,000	1,387,387
Total			6,521,738
Retailers 0.2%
Lowe’s Companies, Inc.
04/01/2052	4.250%	632,000	505,000
04/01/2062	4.450%	1,059,000	845,571
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
04/28/2035	4.900%	1,159,000	1,191,901
Total			2,542,472
Technology 1.2%
Broadcom, Inc.
04/15/2028	4.800%	6,567,000	6,685,226
Broadcom, Inc.(a)
11/15/2036	3.187%	2,956,000	2,522,977
Intel Corp.
03/25/2050	4.750%	1,120,000	946,478
International Business Machines Corp.
05/15/2026	3.300%	2,970,000	2,958,444
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	191,753
01/15/2033	5.000%	1,254,000	1,266,154
Oracle Corp.
09/26/2065	6.100%	1,490,000	1,416,092
Total			15,987,124
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	146,000	145,997
05/01/2028	4.600%	3,769,000	3,815,871
Total			3,961,868
Wireless 0.7%
T-Mobile US, Inc.
02/15/2031	2.550%	2,117,000	1,924,584
02/15/2031	2.875%	8,614,000	7,957,674
Total			9,882,258
Wirelines 0.8%
AT&T, Inc.
12/01/2033	2.550%	5,510,000	4,680,082
Verizon Communications, Inc.
03/21/2031	2.550%	7,380,000	6,702,046
Total			11,382,128
Total Corporate Bonds & Notes (Cost $283,123,927)			284,548,574

Residential Mortgage-Backed Securities - Agency 41.8%

Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.883%	4,880,511	4,802,827
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.033%	6,732,684	6,680,199
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.483%	8,816,264	8,862,578
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.483%	5,566,608	5,700,193
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.383%	5,453,423	5,465,393
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.983%	9,262,197	9,355,514
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	5.033%	19,804,070	19,622,494
Fannie Mae REMICS(b),(i)
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.703%	9,311,604	1,100,572
Federal Home Loan Mortgage Corp.(j)
06/01/2043	4.000%	905,792	890,146
05/01/2052	3.000%	7,749,511	6,952,645
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	13,066,239	11,217,511
02/01/2052	3.000%	5,288,475	4,731,174
06/01/2052	3.500%	9,729,175	9,044,695
07/01/2052- 08/01/2052	4.000%	23,498,834	22,473,893
08/01/2052- 02/01/2053	4.500%	10,672,351	10,499,122
09/01/2052	5.000%	3,494,912	3,511,591
01/01/2053	5.500%	7,679,249	7,791,942
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.753%	1,477,244	163,681
Federal Home Loan Mortgage Corp.(i)
CMO Series 5162 Class IA
11/25/2051	3.000%	6,995,661	977,686
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.652%	6,782,587	754,483
Federal National Mortgage Association
08/01/2029- 06/01/2052	3.000%	32,899,255	29,283,067
05/01/2043- 05/01/2052	3.500%	30,447,384	28,219,890
02/01/2048- 08/01/2052	4.000%	29,600,577	28,501,259
01/01/2052	2.500%	8,656,428	7,436,881
09/01/2052- 12/01/2054	5.000%	60,107,822	60,129,719
12/01/2054	4.500%	12,465,310	12,171,288
07/01/2055	5.500%	17,487,416	17,680,878
Federal National Mortgage Association(j)
07/01/2038	6.000%	400,657	422,555
01/01/2040	5.500%	505,321	524,298
10/01/2042	3.000%	1,188,154	1,100,796
07/01/2045- 02/01/2046	3.500%	1,451,587	1,371,583
11/01/2045	4.000%	407,669	393,591
Federal National Mortgage Association(b),(i)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.703%	560,993	67,748
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.703%	1,315,068	152,175
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.353%	1,349,454	114,789
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.853%	625,059	77,376
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.803%	576,948	74,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.853%	1,200,077	161,928
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.903%	785,532	103,043
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.853%	920,245	105,142
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.753%	2,212,433	248,065
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.753%	874,656	104,999
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.753%	1,346,892	186,686
Federal National Mortgage Association(i)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,023,652	1,727,487
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.853%	9,671,446	1,190,620
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.753%	5,715,044	648,123
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.753%	15,389,973	1,793,330
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.783%	9,530,240	1,308,588
Freddie Mac REMICS(b)
CMO Series 2025-5534 Class MA
30-day Average SOFR + 3.550% Cap 7.950% 05/25/2055	7.733%	8,576,500	8,566,798
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.283%	10,784,635	10,798,092
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.613%	7,846,689	7,909,567
CMO Series 5508 Class FM
30-day Average SOFR + 1.150% Floor 1.150%, Cap 7.000% 02/25/2055	5.333%	6,378,002	6,395,494
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.133%	5,965,779	6,172,089
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.133%	8,857,039	9,186,854
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.503%	5,702,625	5,734,678
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.133%	3,576,990	3,683,112
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.452%	5,604,431	5,786,409
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	8.483%	4,388,235	4,537,503
Freddie Mac REMICS(b),(i)
CMO Series 2025-5555D Class SE
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	1.667%	40,473,477	3,894,172
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-5564D Class NS
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 08/25/2055	1.617%	45,056,027	4,285,576
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	0.967%	11,913,470	751,268
Freddie Mac REMICS(i)
CMO Series 5152 Class XI
11/25/2050	2.500%	12,881,073	1,371,557
CMO Series 5287 Class NI
05/25/2051	3.500%	6,437,343	1,228,729
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	5.625%	449	449
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.636%	4,419,632	4,560,141
Government National Mortgage Association(j)
04/20/2048	4.500%	546,066	543,233
Government National Mortgage Association(b),(i)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.565%	14,605,441	1,544,051
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	1.515%	1,983,543	199,259
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.055%	683,650	88,205
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.055%	834,849	122,697
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.055%	370,506	49,401
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.005%	505,282	75,815
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.055%	483,361	60,274
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.055%	602,612	74,774
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.105%	782,142	88,811
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.055%	644,086	73,026
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.055%	1,181,517	176,282
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.005%	1,014,805	122,488
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.055%	615,486	83,364
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.055%	701,683	78,785
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.855%	971,064	112,389
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.005%	687,646	77,216
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.005%	705,149	85,020
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.905%	740,499	89,837
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	1.905%	10,174,017	1,443,206
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.005%	702,117	74,571
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.005%	1,643,177	237,945
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.955%	4,055,919	512,818
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	1.905%	15,583,999	1,982,056
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.155%	9,251,545	1,345,417
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.905%	571,586	78,118
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.905%	6,391,804	714,857
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.005%	1,007,524	121,749
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	1.855%	24,396,064	3,485,944
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.955%	10,177,291	1,294,848
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.905%	8,744,040	1,090,789
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.905%	9,792,305	1,088,388
CMO Series 2023-47 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.905%	10,280,841	1,340,588
CMO Series 2023-47 Class S
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.905%	17,406,758	2,119,092
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.666%	9,139,917	723,164
CMO Series 2025-39 Class SB
-1.0 x 30-day Average SOFR + 7.200% Cap 7.200% 03/20/2055	3.016%	36,577,532	5,661,646
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(i)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	5,614,948	953,151
CMO Series 2020-175 Class KI
11/20/2050	2.500%	16,586,796	2,447,723
CMO Series 2020-191 Class UG
12/20/2050	3.500%	5,795,632	978,323
CMO Series 2021-119 Class QI
07/20/2051	3.000%	6,688,944	1,121,717
CMO Series 2021-139 Class IC
08/20/2051	3.000%	15,419,955	2,558,784
CMO Series 2021-16 Class KI
01/20/2051	2.500%	7,760,668	1,145,643
Government National Mortgage Association TBA(h)
11/20/2054	4.500%	10,000,000	9,758,313
Uniform Mortgage-Backed Security TBA(h)
11/18/2040	3.000%	2,389,000	2,288,934
11/18/2040	3.500%	4,000,000	3,874,157
11/18/2040- 11/14/2054	4.000%	11,000,000	10,647,799
11/13/2053	5.500%	26,000,000	26,267,713
11/14/2054	2.500%	6,000,000	5,093,199
11/14/2054	4.500%	23,000,000	22,416,294
11/13/2055	6.000%	35,000,000	35,789,494
Total Residential Mortgage-Backed Securities - Agency (Cost $570,532,009)			573,162,218

Residential Mortgage-Backed Securities - Non-Agency 19.8%

A&D Mortgage Trust(a)
CMO Series 2024-NQM6 Class A1
01/25/2070	5.666%	6,391,241	6,433,441
A&D Mortgage Trust(a),(g)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	4,337,924	4,353,970
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	5,855,157	5,861,906
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,807,918
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,181,269	1,126,503
CMO Series 2021-5 Class A2
07/25/2066	1.208%	2,983,459	2,632,707
Angel Oak Mortgage Trust(a),(g)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	2,852,757	2,871,339
Arixa Mortgage Trust(a)
CMO Series 2025-RTL1 Class A1
08/25/2030	5.735%	7,000,000	7,029,049
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	90,413	88,731
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,698,051
Subordinated CMO Series 2020-1 Class B1
03/25/2055	5.100%	5,870,000	5,631,405
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,384,308
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,159,719	1,093,875
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-3 Class A2
11/25/2059	3.981%	184,653	183,208
CMO Series 2019-3 Class A3
11/25/2059	3.135%	269,066	266,882
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2020-1 Class A1
02/25/2055	1.724%	253,305	251,837
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,430,924	3,304,581
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,883,326	2,848,564
CHNGE Mortgage Trust(a),(g)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	1,868,258	1,881,573
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	46,589	46,310
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,054,392	1,764,630
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,516,089
CMO Series 2025-10 Class A1
10/25/2070	5.088%	5,000,000	5,004,029
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.283%	4,000,000	4,111,590
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	2,390,666	2,153,718
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,451,063	2,112,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(e)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	1,928,368	1,942,291
CSMC Trust(a),(e)
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	2,875,108	2,655,409
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	2,661,856	2,346,644
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	2,955,904	2,931,922
CMO Series 2021-1 Class A2
05/25/2065	0.973%	264,842	255,297
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	540,331
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	1,315,966	1,325,804
FIGRE Trust(a),(e)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	3,252,234	3,225,168
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.506%	641,007	645,401
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	2,754,473	2,694,432
GCAT Trust(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,347,070	1,289,745
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,573,970	1,472,162
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,514,565	3,381,638
GCAT Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	2,181,669	2,201,641
GS Mortgage-Backed Securities Corp. Trust(a),(e)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	1,573,653	1,448,113
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2025-DSC1 Class A1
06/25/2065	4.974%	5,773,312	5,755,979
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.003%	4,844,187	4,832,646
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	2,776,142	2,792,543
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	4,135,619	4,134,534
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,361,625	1,215,841
JPMorgan Mortgage Trust(a),(e)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	7,885,369	7,885,673
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,503,198	1,502,553
Mello Mortgage Capital Acceptance(a),(g)
CMO Series 2024-SD1 Class A3
04/25/2054	4.000%	4,727,000	4,515,843
MFA Trust(a),(e)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,387,190
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	2,126,839	2,036,194
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	852,085	816,475
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	639,064	613,283
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	1,747,395	1,586,198
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	6,885,348	6,907,235
MFA Trust(g)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	4,589,298	4,615,594
MFA Trust(a),(g)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	2,731,060	2,734,664
MFRA Trust(a),(e)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	89,846	87,487
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	140,069	136,466
Morgan Stanley Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-NQM5 Class A1
10/25/2069	5.649%	5,930,789	6,000,240
Morgan Stanley Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	6,148,406	6,136,642
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	4,182,329	4,092,852
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	2,295,549	2,339,426
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,469,023	1,465,729
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	1,351,840	1,355,053
OBX Trust(a),(e)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	3,919,459	3,959,681
PRET LLC(a),(g)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	2,848,579	2,849,450
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	2,380,290	2,381,239
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	4,192,769	3,627,609
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	3,263,597
PRPM LLC(a),(g)
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,488,945
CMO Series 2024-RCF6 Class A2
10/25/2054	4.000%	1,850,000	1,780,493
CMO Series 2024-RCF6 Class A3
10/25/2054	4.000%	1,650,000	1,566,479
CMO Series 2025-2 Class A1
05/25/2030	6.469%	3,163,752	3,168,654
PRPM Trust(a),(g)
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	3,289,460	3,319,853
CMO Series 2024-NQM4 Class A3
12/26/2069	6.131%	3,453,933	3,493,806
RCO Trust(a),(g)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	3,120,088	3,097,956
RCO X Mortgage LLC(a),(g)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	3,180,377	3,202,999
SAIF Securitization Trust(a),(g)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	7,708,670	7,704,479
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-CES1 Class A2
06/25/2065	5.642%	2,000,000	2,000,566
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	740,618	733,212
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,557,512
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,543,624
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	1,522,493	1,465,674
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	576,276	555,118
CMO Series 2021-3 Class A1
06/25/2056	1.127%	576,549	511,126
Structured Agency Credit Risk(b)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	2,318,738	2,259,075
Towd Point Mortgage Trust(a),(e)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,524,060
TRK Trust(a),(e)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	3,838,660	3,478,959
VCAT LLC(a),(g)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	3,188,730	3,225,602
Vendee Mortgage Trust(e),(i)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	169,524	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	212,759	0
Verus Securitization Trust(a),(e)
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,091,190	2,649,892
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	489,852	472,762
CMO Series 2021-1R Class A1
05/25/2056	1.280%	1,234,584	1,150,475
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class M1
01/25/2055	6.592%	3,800,000	3,837,232
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	3,669,268	3,683,109
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES1 Class M1
04/25/2055	6.528%	3,200,000	3,259,497
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	2,300,000	2,314,397
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $276,613,794)			271,887,708

U.S. Government & Agency Obligations 0.1%

Federal National Mortgage Association
09/14/2035	1.630%	2,500,000	1,907,587
Total U.S. Government & Agency Obligations (Cost $1,967,169)			1,907,587

U.S. Treasury Obligations 2.5%

U.S. Treasury
11/30/2025	0.375%	3,000,000	2,990,952
02/28/2026	0.500%	2,500,000	2,472,656
05/31/2027	0.500%	3,000,000	2,857,969
07/31/2028	1.000%	8,000,000	7,461,250
11/30/2028	1.500%	10,120,000	9,500,941
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	0.625%	10,980,000	9,586,912
Total U.S. Treasury Obligations (Cost $34,802,591)			34,870,680

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(k),(l)	70,023,069	70,002,062
Total Money Market Funds (Cost $69,994,108)		70,002,062
Total Investments in Securities (Cost: $1,491,860,243)		1,489,086,362
Other Assets & Liabilities, Net		(118,305,270)
Net Assets		1,370,781,092
At October 31, 2025, securities and/or cash totaling $8,747,556 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	681	12/2025	USD	79,889,813	768,512	—
U.S. Treasury 10-Year Note	1,205	12/2025	USD	135,769,609	182,960	—
U.S. Treasury 10-Year Note	331	12/2025	USD	37,294,391	—	(116,332)
U.S. Treasury Ultra 10-Year Note	76	12/2025	USD	8,776,813	—	(25,137)
U.S. Treasury Ultra Bond	314	12/2025	USD	38,082,313	1,505,940	—
U.S. Treasury Ultra Bond	183	12/2025	USD	22,194,469	—	(127,957)
Total					2,457,412	(269,426)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(787)	12/2025	USD	(163,886,602)	355,231	—
U.S. Treasury 5-Year Note	(635)	12/2025	USD	(69,348,946)	—	(16,681)
Total					355,231	(16,681)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $548,673,449, which represents 40.03% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(c)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $8,000,000, which represents 0.58% of total net assets.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(f)	Non-income producing investment.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(h)	Represents a security purchased on a when-issued basis.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	59,382,559	536,199,840	(525,581,157)	820	70,002,062	(772)	1,919,878	70,023,069
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	188,672,310	13,700,000	202,372,310
Commercial Mortgage-Backed Securities - Agency	—	988,323	—	988,323
Commercial Mortgage-Backed Securities - Non-Agency	—	49,344,737	—	49,344,737
Common Stocks
Consumer Staples	—	15	—	15
Energy	87	—	—	87
Financials	2,061	—	—	2,061
Total Common Stocks	2,148	15	—	2,163
Corporate Bonds & Notes	—	284,548,574	—	284,548,574
Residential Mortgage-Backed Securities - Agency	—	573,162,218	—	573,162,218
Residential Mortgage-Backed Securities - Non-Agency	—	271,887,708	—	271,887,708
U.S. Government & Agency Obligations	—	1,907,587	—	1,907,587
U.S. Treasury Obligations	—	34,870,680	—	34,870,680
Money Market Funds	70,002,062	—	—	70,002,062
Total Investments in Securities	70,004,210	1,405,382,152	13,700,000	1,489,086,362
Investments in Derivatives
Asset
Futures Contracts	2,812,643	—	—	2,812,643
Liability
Futures Contracts	(286,107)	—	—	(286,107)
Total	72,530,746	1,405,382,152	13,700,000	1,491,612,898
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,421,866,135)	$1,419,084,300
Affiliated issuers (cost $69,994,108)	70,002,062
Receivable for:
Investments sold	1,945,989
Investments sold on a delayed delivery basis	2,306,725
Capital shares sold	4,847,491
Dividends	178,493
Interest	6,265,927
Expense reimbursement due from Investment Manager	4,665
Prepaid expenses	6,225
Deferred compensation of board members	251,604
Other assets	11,328
Total assets	1,504,904,809
Liabilities
Due to custodian	17,221
Payable for:
Investments purchased on a delayed delivery basis	127,537,991
Capital shares redeemed	337,490
Distributions to shareholders	5,077,911
Variation margin for futures contracts	502,860
Management services fees	18,447
Distribution and/or service fees	795
Transfer agent fees	19,508
Compensation of chief compliance officer	92
Compensation of board members	1,231
Other expenses	271,285
Deferred compensation of board members	338,886
Total liabilities	134,123,717
Net assets applicable to outstanding capital stock	$1,370,781,092
Represented by
Paid in capital	1,531,276,764
Total distributable earnings (loss)	(160,495,672)
Total - representing net assets applicable to outstanding capital stock	$1,370,781,092
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
October 31, 2025 (Unaudited)
Class A
Net assets	$116,463,619
Shares outstanding	3,851,075
Net asset value per share	$30.24
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.75
Institutional Class
Net assets	$104,263,311
Shares outstanding	3,446,660
Net asset value per share	$30.25
Institutional 2 Class
Net assets	$38,429,843
Shares outstanding	1,273,814
Net asset value per share	$30.17
Institutional 3 Class
Net assets	$1,104,982,643
Shares outstanding	36,444,584
Net asset value per share	$30.32
Class S
Net assets	$6,641,676
Shares outstanding	219,553
Net asset value per share	$30.25
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Statement of Operations
Six Months Ended October 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$36
Dividends — affiliated issuers	1,919,878
Interest	25,461,683
Interfund lending	3,877
Total income	27,385,474
Expenses:
Management services fees	2,855,019
Distribution and/or service fees
Class A	140,210
Transfer agent fees
Class A	55,405
Institutional Class	46,516
Institutional 2 Class	11,559
Institutional 3 Class	18,833
Class S	3,320
Custodian fees	17,129
Printing and postage fees	7,647
Registration fees	55,700
Accounting services fees	22,634
Legal fees	15,789
Interest on collateral	6,802
Reorganization fees	241,700
Compensation of chief compliance officer	90
Compensation of board members	11,071
Deferred compensation of board members	9,998
Other	18,309
Total expenses	3,537,731
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(798,933)
Expense reduction	(380)
Total net expenses	2,738,418
Net investment income	24,647,056
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,160,421
Investments — affiliated issuers	(772)
Futures contracts	2,058,941
Option contracts purchased	(713,218)
Option contracts written	223,594
Net realized gain	4,728,966
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,645,342
Investments — affiliated issuers	820
Futures contracts	(444,728)
Option contracts purchased	126,689
Option contracts written	26,087
Net change in unrealized appreciation (depreciation)	12,354,210
Net realized and unrealized gain	17,083,176
Net increase in net assets resulting from operations	$41,730,232
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income	$24,647,056	$41,164,429
Net realized gain (loss)	4,728,966	(2,180,427)
Net change in unrealized appreciation (depreciation)	12,354,210	46,349,780
Net increase in net assets resulting from operations	41,730,232	85,333,782
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,248,174)	(3,972,834)
Advisor Class	—	(72,337)
Institutional Class	(2,008,580)	(3,519,993)
Institutional 2 Class	(912,310)	(1,449,274)
Institutional 3 Class	(19,574,786)	(31,697,089)
Class S	(142,920)	(175,556)
Total distributions to shareholders	(24,886,770)	(40,887,083)
Increase in net assets from capital stock activity	353,034,128	110,604,310
Total increase in net assets	369,877,590	155,051,009
Net assets at beginning of period	1,000,903,502	845,852,493
Net assets at end of period	$1,370,781,092	$1,000,903,502
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2025 (Unaudited)		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	526,171	15,749,632	1,068,975	31,749,542
Distributions reinvested	66,668	1,997,057	119,955	3,548,792
Shares redeemed	(343,529)	(10,293,381)	(661,790)	(19,514,211)
Net increase	249,310	7,453,308	527,140	15,784,123
Advisor Class
Shares sold	—	—	220,975	6,727,141
Distributions reinvested	—	—	1,739	51,405
Shares redeemed	—	—	(263,505)	(7,720,989)
Net decrease	—	—	(40,791)	(942,443)
Institutional Class
Shares sold	954,334	28,549,469	2,189,913	64,783,631
Distributions reinvested	61,415	1,840,108	107,834	3,191,962
Shares redeemed	(546,823)	(16,273,205)	(1,651,951)	(49,058,565)
Net increase	468,926	14,116,372	645,796	18,917,028
Institutional 2 Class
Shares sold	717,319	21,236,690	638,568	18,939,904
Distributions reinvested	30,522	912,204	49,072	1,448,567
Shares redeemed	(608,522)	(18,306,927)	(551,462)	(16,137,281)
Net increase	139,319	3,841,967	136,178	4,251,190
Institutional 3 Class
Shares sold	12,307,430	368,891,343	3,559,136	105,522,318
Distributions reinvested	382,669	11,511,616	561,667	16,648,768
Shares redeemed	(1,757,761)	(52,616,158)	(1,899,499)	(56,358,887)
Net increase	10,932,338	327,786,801	2,221,304	65,812,199
Class S
Shares sold	158	4,713	257,192	7,736,325
Distributions reinvested	4,773	142,920	5,941	175,485
Shares redeemed	(10,395)	(311,953)	(38,116)	(1,129,597)
Net increase (decrease)	(5,464)	(164,320)	225,017	6,782,213
Total net increase	11,784,429	353,034,128	3,714,644	110,604,310
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2025 (Unaudited)	$29.88	0.59	0.37	0.96	(0.60)	—	(0.60)
Year Ended 4/30/2025	$28.40	1.21	1.47	2.68	(1.20)	—	(1.20)
Year Ended 4/30/2024	$29.78	1.20	(1.36)	(0.16)	(1.22)	—	(1.22)
Year Ended 4/30/2023	$31.39	0.93	(1.62)	(0.69)	(0.92)	—	(0.92)
Year Ended 4/30/2022	$35.38	0.50	(4.00)	(3.50)	(0.49)	—	(0.49)
Year Ended 4/30/2021(f)	$34.88	0.69	1.39	2.08	(0.72)	(0.86)	(1.58)
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$29.87	0.63	0.39	1.02	(0.64)	—	(0.64)
Year Ended 4/30/2025	$28.40	1.28	1.46	2.74	(1.27)	—	(1.27)
Year Ended 4/30/2024	$29.78	1.27	(1.36)	(0.09)	(1.29)	—	(1.29)
Year Ended 4/30/2023	$31.38	1.01	(1.61)	(0.60)	(1.00)	—	(1.00)
Year Ended 4/30/2022	$35.37	0.59	(4.01)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021(f)	$34.88	0.78	1.38	2.16	(0.81)	(0.86)	(1.67)
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$29.80	0.64	0.38	1.02	(0.65)	—	(0.65)
Year Ended 4/30/2025	$28.32	1.29	1.47	2.76	(1.28)	—	(1.28)
Year Ended 4/30/2024	$29.70	1.29	(1.37)	(0.08)	(1.30)	—	(1.30)
Year Ended 4/30/2023	$31.30	1.06	(1.64)	(0.58)	(1.02)	—	(1.02)
Year Ended 4/30/2022	$35.28	0.61	(3.99)	(3.38)	(0.60)	—	(0.60)
Year Ended 4/30/2021(f)	$34.78	0.80	1.39	2.19	(0.83)	(0.86)	(1.69)
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$29.94	0.65	0.39	1.04	(0.66)	—	(0.66)
Year Ended 4/30/2025	$28.46	1.31	1.47	2.78	(1.30)	—	(1.30)
Year Ended 4/30/2024	$29.84	1.31	(1.37)	(0.06)	(1.32)	—	(1.32)
Year Ended 4/30/2023	$31.45	1.04	(1.61)	(0.57)	(1.04)	—	(1.04)
Year Ended 4/30/2022	$35.45	0.63	(4.01)	(3.38)	(0.62)	—	(0.62)
Year Ended 4/30/2021(f)	$34.95	0.79	1.42	2.21	(0.85)	(0.86)	(1.71)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2025 (Unaudited)	$30.24	3.26%	0.94% (c),(d)	0.80% (c),(d),(e)	3.95%	114%	$116,464
Year Ended 4/30/2025	$29.88	9.56%	0.89% (c)	0.74% (c),(e)	4.09%	228%	$107,609
Year Ended 4/30/2024	$28.40	(0.53% )	0.90% (c)	0.75% (c),(e)	4.15%	262%	$87,324
Year Ended 4/30/2023	$29.78	(2.12% )	0.91% (c)	0.77% (c),(e)	3.10%	260%	$78,406
Year Ended 4/30/2022	$31.39	(10.02% )	0.90% (c)	0.77% (c),(e)	1.44%	224%	$81,291
Year Ended 4/30/2021 (f)	$35.38	5.96%	0.91% (c)	0.77% (c),(e)	1.92%	227%	$99,681
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$30.25	3.46%	0.65% (c),(d)	0.51% (c),(d),(e)	4.24%	114%	$104,263
Year Ended 4/30/2025	$29.87	9.79%	0.64% (c)	0.49% (c),(e)	4.34%	228%	$88,957
Year Ended 4/30/2024	$28.40	(0.28% )	0.65% (c)	0.50% (c),(e)	4.39%	262%	$66,225
Year Ended 4/30/2023	$29.78	(1.84% )	0.66% (c)	0.52% (c),(e)	3.37%	260%	$89,875
Year Ended 4/30/2022	$31.38	(9.80% )	0.65% (c)	0.52% (c),(e)	1.69%	224%	$76,311
Year Ended 4/30/2021 (f)	$35.37	6.19%	0.66% (c)	0.52% (c),(e)	2.18%	227%	$80,542
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$30.17	3.45%	0.60% (c),(d)	0.46% (c),(d)	4.28%	114%	$38,430
Year Ended 4/30/2025	$29.80	9.90%	0.59% (c)	0.44% (c)	4.39%	228%	$33,803
Year Ended 4/30/2024	$28.32	(0.23% )	0.59% (c)	0.44% (c)	4.45%	262%	$28,277
Year Ended 4/30/2023	$29.70	(1.78% )	0.59% (c)	0.45% (c)	3.58%	260%	$31,528
Year Ended 4/30/2022	$31.30	(9.74% )	0.58% (c)	0.45% (c)	1.76%	224%	$12,075
Year Ended 4/30/2021 (f)	$35.28	6.24%	0.60% (c)	0.45% (c)	2.23%	227%	$10,058
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$30.32	3.51%	0.54% (c),(d)	0.40% (c),(d)	4.34%	114%	$1,104,983
Year Ended 4/30/2025	$29.94	9.92%	0.54% (c)	0.39% (c)	4.44%	228%	$763,812
Year Ended 4/30/2024	$28.46	(0.16% )	0.54% (c)	0.39% (c)	4.51%	262%	$662,870
Year Ended 4/30/2023	$29.84	(1.74% )	0.54% (c)	0.40% (c)	3.47%	260%	$752,943
Year Ended 4/30/2022	$31.45	(9.70% )	0.53% (c)	0.40% (c)	1.81%	224%	$836,474
Year Ended 4/30/2021 (f)	$35.45	6.31%	0.55% (c)	0.40% (c)	2.22%	227%	$925,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 10/31/2025 (Unaudited)	$29.87	0.63	0.39	1.02	(0.64)	—	(0.64)
Year Ended 4/30/2025(g)	$30.49	0.74	(0.63)(h)	0.11	(0.73)	—	(0.73)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	10/31/2025	4/30/2025	4/30/2024	4/30/2023	4/30/2022	4/30/2021
Class A	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class S	less than 0.01%	0.01%	—%	—%	—%	—%

(d)	Ratios include reorganization fee expense. For the periods indicated below, if reorganization fee expense had been excluded, expenses would have been lower by:

	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class S
10/31/2025	0.06%	0.03%	0.02%	0.01%	0.03%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(h)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 10/31/2025 (Unaudited)	$30.25	3.46%	0.65% (c),(d)	0.51% (c),(d),(e)	4.24%	114%	$6,642
Year Ended 4/30/2025 (g)	$29.87	0.41%	0.65% (c)	0.49% (c)	4.40%	228%	$6,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Notes to Financial Statements
October 31, 2025 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to hedge certain Fund investment exposures and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,812,643 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	286,107 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Interest rate risk	2,058,941	(713,218)	223,594	1,569,317

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Interest rate risk	(444,728)	126,689	26,087	(291,952)

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	220,711,198
Futures contracts — short	46,317,009

Derivative instrument	Average value ($)
Option contracts purchased	83,416
Option contracts written	(20,642)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2025 was 0.50% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $380.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	64,931

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through October 31, 2026 (%)	Prior to September 1, 2025 (%)
Class A	0.74	0.74
Institutional Class	0.49	0.49
Institutional 2 Class	0.45	0.43
Institutional 3 Class	0.40	0.39
Class S	0.49	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
At October 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,491,860,000	23,040,000	(23,287,000)	(247,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(72,714,348)	(88,017,930)	(160,732,278)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,703,536,752 and $1,386,590,907, respectively, for the six months ended October 31, 2025, of which $1,331,961,374 and $1,170,764,703, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	28,900,000	4.83	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At October 31, 2025, one unaffiliated shareholder of record owned 28.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 57.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I (the Board) approved an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2026. Under the Agreement, the expenses of the Reorganization are borne by the Fund, to the extent that such expenses do not exceed the anticipated reduction in expenses that shareholders of the Fund will realize in the first year following the Reorganization. Any amounts in excess of this limit will be borne by Columbia Threadneedle. The Fund’s reorganization expenses are estimated to be approximately $241,700 and these expenses will be borne in full by the Fund. If the Reorganization does not occur, Columbia Threadneedle will bear all expenses associated with the Reorganization and reimburse the Fund for reorganization expenses borne.
Also, the Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator.  In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Bond Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Bond Fund  | 2025

Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR121_04_R01_(12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025